BORROWINGS - Loans from banks and financial institutions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Total bank and other loans	₽ 159,384	₽ 250,780
Less: current portion	(43,809)	(2,046)
Total bank and other loans, non-current	115,575	248,734
Russian Rubles
BORROWINGS
Total bank and other loans	159,384	239,725
USD
BORROWINGS
Total bank and other loans		10,980
Other currencies
BORROWINGS
Total bank and other loans		75
Sberbank | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 103,832	139,515
Sberbank | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	7.50%
Sberbank | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Interest rate	7.91%
VTB | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 43,893	100,000
VTB | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	6.75%
VTB | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Interest rate	7.20%
Other | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 11,659	210
Other | Other currencies
BORROWINGS
Total bank and other loans		75
Citibank | USD
BORROWINGS
Total bank and other loans		₽ 10,980